SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
Summary of outstanding stock option grants and transactions
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2013	275,933	$4.46
Granted	77,500	6.42
Exercised	(19,277)	2.02
Forfeited	(9,164)	2.85
Expired	(4,692)	46.12
Outstanding at December 31, 2013	320,300	$4.52	8.06	$2,500
Vested and expected to vest at December 31, 2013	305,753	$4.52	8.01	$2,391
Exercisable at December 31, 2013	133,516	$5.13	7.09	$1,021

Summary of non-vested restricted stock and stock units and transactions
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2013	375,416	$6.21
Granted	82,833	6.42
Vested	(154,269)	11.13
Forfeited	-	-
Outstanding at December 31, 2013	303,980	$3.77

Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options
A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows:

	2013	2012	2011
Expected dividend yield	0.31%	0.74%	1.04%
Risk-free interest rate	1.12	0.88	1.91
Expected life (in years)	6.00	6.00	6.00
Expected volatility	101.30%	100.01%	94.72%
Per share weighted-average grant date fair value	$4.98	$2.04	$1.37

Information regarding options exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2013	2012	2011
	(In thousands)
Intrinsic value	$117	$3	$-
Cash proceeds received	$39	$4	$-
Tax benefit realized	$-	$-	$-